ASSETS HELD FOR SALE AND INVENTORIES (Details 3) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 18,165,644	$ 20,460,245	$ 18,805,577	$ 13,466,783
Financial assets investment	16,377,253	13,060,653
Premises and equipment, net	3,127,405	3,115,697	$ 3,052,266
Prepaid expenses	287,550	310,759
Assets held for sale	212,487	133,050
Other assets	2,479,037	2,750,883
Total assets	203,908,211	196,261,044
Liabilities
Borrowings from other financial institutions	13,822,152	18,905,843
Tax liabilities	161,966	124,802
Other liabilities	5,796,482	5,288,155
Total liabilities	179,478,661	$ 173,784,064
Assets and liabilities classified as held for sale [member]
Assets
Cash and cash equivalents	19,072
Financial assets investment	2,486
Premises and equipment, net	109,469
Prepaid expenses	101
Tax receivables	8,028
Deferred tax	1,103
Assets held for sale	4,691
Other assets	12,368
Total assets	157,318
Liabilities
Borrowings from other financial institutions	90,109
Tax liabilities	611
Deferred tax liabilities	4,908
Other liabilities	7,348
Total liabilities	$ 102,976